Certain Balance Sheet Items (Details) - Schedule of inventories - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of inventories [Abstract]
Raw materials	$ 108	$ 119	$ 92
Work in process	149	167	137
Finished goods	244	272	524
Total	$ 501	$ 558	$ 753